UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.7%
	Shares	Value
CONSUMER DISCRETIONARY — 12.6%
Black Diamond *	59,502	$522,427
CafePress *	62,400	327,600
Callaway Golf	177,320	1,347,632
Diversified Restaurant Holdings *	49,600	232,624
JAKKS Pacific *	47,063	293,673
Jamba *	115,800	1,380,336
Johnson Outdoors, Cl A	16,177	373,042
Luby’s *	185,000	928,700
Marine Products	51,100	433,839
MarineMax *	57,230	954,024
Rocky Brands	21,560	325,125
Ruth’s Hospitality Group	45,800	519,830
Spartan Motors	158,500	681,550
Stoneridge *	31,806	348,912
WCI Communities *	20,300	348,957

		9,018,271

CONSUMER STAPLES — 0.6%
John B Sanfilippo & Son *	10,700	283,015
Liberator Medical Holdings	47,560	147,912

		430,927

ENERGY — 8.1%
Bolt Technology	80,850	1,380,109
Emerald Oil *	76,552	561,892
Evolution Petroleum	82,300	873,203
Profire Energy *	40,623	136,087
Renewable Energy Group *	43,870	491,344
Ring Energy *	31,508	545,089
Synergy Resources *	76,291	802,581
TGC Industries *	132,431	520,454
Triangle Petroleum *	48,400	522,720

		5,833,479

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 17.4%
CatchMark Timber Trust, Cl A (A)	39,770	$477,240
First Bancorp	29,960	491,644
First Busey	69,182	383,960
First Security Group *	269,950	529,102
Fox Chase Bancorp	44,133	742,317
Gramercy Property Trust (A)	80,330	474,750
ICG Group *	51,200	866,304
Independent Bank Group	11,050	530,510
Meridian Bancorp *	53,680	582,965
Metro Bancorp *	31,190	715,810
MutualFirst Financial	79,400	1,526,862
North Valley Bancorp *	28,426	598,083
Park Sterling	176,800	1,212,848
Physicians Realty Trust (A)	38,560	542,925
SI Financial Group	73,900	800,337
Simmons First National, Cl A	19,740	782,296
Southern National Bancorp of Virginia	38,830	417,423
TICC Capital	85,680	815,674

		12,491,050

HEALTH CARE — 17.1%
Accuray *	82,800	651,636
Amedica *	64,530	258,765
AngioDynamics *	59,600	870,160
AtriCure *	70,300	1,157,841
AxoGen *	68,200	162,998
BioDelivery Sciences International *	25,225	321,619
BioScrip *	101,787	762,385
BioTelemetry *	85,400	614,880
Cerus *	99,410	349,923
Derma Sciences *	48,100	465,608
Heron Therapeutics *	21,202	186,365
Icad *	9,848	89,814
Nanosphere *	158,071	240,268

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
NanoString Technologies *	29,450	$354,872
Natus Medical *	25,400	730,758
NeoGenomics *	161,753	837,881
OraSure Technologies *	91,380	752,057
PharMerica *	5,392	145,530
Sharps Compliance *	124,100	570,860
Spectranetics *	48,600	1,246,590
Streamline Health Solutions *	93,245	466,225
Trinity Biotech ADR	45,060	1,046,744

		12,283,779

INDUSTRIALS — 22.9%
Active Power *	105,042	252,101
Aegean Marine Petroleum Network	118,400	1,115,328
CECO Environmental	88,200	1,197,756
Celadon Group	16,199	344,067
Columbus McKinnon	19,100	444,075
Comfort Systems USA	41,115	612,613
Courier	25,962	338,804
FreightCar America	61,600	1,329,328
Graham	9,109	274,727
Hurco	38,300	1,229,813
Insteel Industries	56,600	1,038,610
Layne Christensen *	14,260	154,721
LB Foster, Cl A	9,715	453,205
MFRI *	32,200	354,522
NN	55,186	1,600,394
Northwest Pipe *	15,000	537,750
PMFG *	163,570	845,657
PowerSecure International *	26,490	260,397
Preformed Line Products	8,417	456,117
Quality Distribution *	59,700	796,995
SIFCO Industries	52,138	1,459,343
Sparton *	5,183	143,258

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Twin Disc	30,300	$873,852
Ultralife *	100,500	362,805

		16,476,238

INFORMATION TECHNOLOGY — 17.1%
Brightcove *	101,900	606,305
Callidus Software *	104,880	1,124,314
Computer Task Group	37,900	542,728
Datawatch *	38,000	513,760
DSP Group *	49,618	440,112
eGain *	89,289	568,771
Extreme Networks *	186,570	876,879
Globalscape *	57,238	151,108
GTT Communications *	24,565	249,580
Information Services Group *	54,710	239,083
IntraLinks Holdings *	119,440	957,909
Iteris *	168,500	278,025
Marchex, Cl B	46,097	507,067
PAR Technology *	52,700	205,530
Perceptron	17,567	197,629
Proofpoint *	10,190	359,401
Qumu *	50,700	666,705
Reis	10,836	234,166
Rudolph Technologies *	55,080	507,287
Saba Software *	14,847	181,133
Seachange International *	98,272	736,057
ShoreTel *	73,900	456,702
Silicon Image *	111,189	554,833
Support.com *	95,538	227,381
Xcerra *	67,660	632,621
Zix *	65,120	225,966

		12,241,052

MATERIALS — 3.5%
AEP Industries *	12,694	517,281

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Northern Technologies International *	8,800	$178,640
Olympic Steel	33,700	739,041
Penford *	40,980	503,234
Synalloy	15,800	264,492
US Concrete *	11,870	303,753

		2,506,441

UTILITIES — 0.4%
Consolidated Water	27,710	287,907

TOTAL COMMON STOCK

(Cost $70,556,290)		71,569,144

SHORT-TERM INVESTMENT (B) — 1.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,033,285)	1,033,285	1,033,285

TOTAL INVESTMENTS — 101.1%

(Cost $71,589,575) †		$72,602,429

Percentages are based on Net Assets of $71,784,214.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2014.

ADR—American Depositary Receipt

Cl —Class

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2014, there were no level 3 investments.

† At July 31, 2014, the tax basis cost of the Fund’s investments was $71,589,575, and the unrealized appreciation and depreciation were $8,177,868 and $(7,165,014), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014